Prepaid Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses
	30 June 2024 $	30 June 2023 $
Prepaid directors and officers’ insurance	1,609,260	-
Other prepaid expenses	35,920	-
	1,645,180	-